Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Sep. 22, 2017
Document Creation Date	dei_DocumentCreationDate	Sep. 22, 2017